Additional Information of Cash Flow Statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Additional Information of Cash Flow Statements
39.	Additional Information of Cash Flow Statements

(a)	Changes in operating assets and liabilities for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Trade accounts and notes receivable	￦	63,075	17,806	286,121
Other receivables		113,740	(20,786)	(163,234)
Inventories		(1,435,170)	(1,451,009)	1,136,819
Other current assets		110,688	1,118	42,337
Other non-current assets		12,455	5,974	(30,010)
Trade accounts and notes payable		(607,999)	379,742	(732,741)
Other payables		(26,922)	(111,893)	2,762
Other current liabilities		338,273	(197,154)	(173,762)
Provisions		(145,763)	(119,617)	(75,514)
Payments of severance benefits		(185,220)	(189,165)	(152,275)
Plan assets		3,815	(245,214)	(217,953)
Other non-current liabilities		(82,605)	(175,528)	(36,595)

	￦	(1,841,633)	(2,105,726)	(114,045)

(b)	Changes in liabilities arising from financial activities for the years ended December 31, 2018 and 2019 were as follows:

1)	December 31, 2018

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		long-term borrowings	Dividend payable	Finance lease liabilities
Beginning	￦	8,174,818	12,888,839	7,213	93,018	119,320
Changes from financing cash flows		(854,554)	(373,862)	(770,099)	(14,955)	(17,237)
Changes arising from obtaining or losing control of subsidiaries or other business		(342)	—	—	—	—
The effect of changes in foreign exchange rates		167,858	200,308	(5,573)	(7,766)	—
Changes in fair values		—	—	—	—	(58,666)

Other changes:						—
Decrease in retained earnings		—	—	704,444	—	—
Decrease in non-controlling interest		—	—	72,688	—	—
Amortization of discount on debentures issued		—	6,205	—	—	—
Increase in finance lease assets		—	—	—	24,457	—

Ending	￦	7,487,780	12,721,490	8,673	94,754	43,417

2)	December 31, 2019

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	7,487,780	12,721,490	8,673	94,754	43,417
Changes from financing cash flows		(2,194,727)	1,900,132	(962,712)	(167,427)	7,657
Changes arising from obtaining or losing control of subsidiaries or other business		(45,589)	(88,966)	324	—	—
The effect of changes in foreign exchange rates		238,869	415,028	(649)	(1,867)	—
Changes in fair values		—	—	—	—	(117,023)

Other changes:
Decrease in retained earnings		—	—	889,900	—	—
Decrease in non-controlling interest		—	—	67,569	—	—
Amortization of discount on debentures issued		—	7,596	—	—	—
Initial application of IFRS No.16		—	—	—	677,370	—
Increase in lease assets		—	—	—	72,640	—

Ending	￦	5,486,333	14,955,280	3,105	675,470	(65,949)